Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)			$ 176,759
Dividend yield		0.00%	0.00%
Term		4 years 6 months
Volatility		11.80%	0.70%
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Risk-free rate		1.19%	4.27%
Amount of fair value (in Dollars)		$ 170,867	$ 17,676
Fair value of private warrant (in Dollars)	$ 26,514		$ 153,191
Black-Scholes Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield	0.00%		0.00%
Term	2 years 6 months		5 years
Volatility	0.80%		13.50%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Risk-free rate	3.94%		0.81%